OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER LIABILITIES [Abstract]
Other Liabilities
The following table describes the principal components of the Company’s other liabilities (dollars in thousands):

	December 31, 2019	December 31, 2018
Current tax payable	$308	$50
Lease discount	24,965	25,539
Lease incentive obligation	15,634	14,020
Deferred rent	15,715	15,067
Refundable deposits	3,210	3,420
Other	16,929	22,306
Total other liabilities	$76,761	$80,402